Organization and Operations	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Organization and Operations

1. Organization and Operations

The Company

Karyopharm Therapeutics Inc. (the “Company”) is a clinical stage pharmaceutical company that seeks to discover, develop, and commercialize drugs to treat cancer and certain other major diseases. It was incorporated in Delaware on December 22, 2008 and has a principal place of business in Newton, Massachusetts.

The Company’s operations to date have consisted primarily of raising capital, product research and development, and initial market development.

The Company has not generated any revenue related to its primary business purpose to date and is subject to a number of risks similar to those of other early stage life science companies, including dependence on key individuals, competition from other companies, the need for development of commercially viable products, and the need to obtain adequate additional financing to fund the development of its product candidates. The Company is also subject to a number of risks similar to other companies in the industry, including rapid technological change, regulatory approval of products, uncertainty of market acceptance of products, competition from substitute products and larger companies, the need to obtain additional financing, compliance with government regulations, protection of proprietary technology, dependence on third parties, product liability and dependence on key individuals.

The Company has generated an accumulated deficit of $138,346 since inception. The Company has financed its operations primarily through private placements of its preferred stock, an initial public offering (“IPO”) completed in November 2013 and follow-on offerings in July 2014 and January 2015. The Company has not completed development of any product candidate and has devoted substantially all of its financial resources and efforts to research and development, including preclinical and clinical development. The Company expects to continue to incur significant expenses and increasing operating losses for at least several years. The Company believes its cash, cash equivalents, and investments as of December 31, 2014 and proceeds from the follow-on offering in January 2015 will be sufficient to allow the Company to fund its current operating plan through at least January 1, 2016.